Subsequent Events Subsequent Events (Common Stock Repurchases) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Subsequent Event [Line Items]
Treasury Stock, Shares, Acquired		6,948,739	39,491,991	18,876,363
Treasury Stock, Value, Acquired, Cost Method		$ 372	$ 1,930	$ 1,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Treasury Stock, Shares, Acquired	8,718,054
Treasury Stock, Value, Acquired, Cost Method	$ 468